American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

American Beacon Stephens Mid-Cap Growth Fund

Supplement dated September 17, 2013

to the

Prospectus dated March 28, 2013

The information below supplements the Prospectus dated March 28, 2013 and is in addition to any other supplement(s):

American Beacon Stephens Small Cap Growth Fund

In the “Principal Investment Strategies” section, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization, at the time of investment, similar to the market capitalizations of the companies in the Russell 2000 Index. The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index. As of August 31, 2013, the market capitalizations of the companies in the Russell 2000 Index ranged from $47 million to $4.2 billion.

The “Fund Performance” section is deleted and replaced with the following:

American Beacon Stephens Small Cap Growth Fund

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Russell 2000® Growth Index, which is the Fund's primary benchmark and is a broad measure of market performance. In addition, the Fund's performance is compared to the Standard & Poor's Composite Stock Index (“S&P 500® Index”), which is the Fund's secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund's predecessor. The performance of the Fund's Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund's Investor Class shares from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represent the performance of the Class I shares from August 31, 2006 to February 24, 2012 and the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund's Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund's predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund's Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund's Y Class shares now have, the total returns were lower than the Y Class shares would have realized had the Y Class shares been in existence since December 1, 2005. Since the Investor Class shares had lower expenses than the Fund's A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund's predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of each Year
Highest Quarterly Return: 23.02% (12/1/05 through 12/31/12) (2nd Quarter 2009) Lowest Quarterly Return: -25.54% (12/1/05 through 12/31/12) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns American Beacon Stephens Small Cap Growth Fund		Label	1 Year	5 Years	Since Inception		Inception Date
Investor Class	[1]		15.92%	3.91%	5.47%		Dec. 01, 2005
Investor Class After Taxes on Distributions	[1]		14.81%	3.43%	5.13%		Dec. 01, 2005
Investor Class After Taxes on Distributions and Sales	[1]		11.81%	3.33%	4.73%		Dec. 01, 2005
A Class	[1]		9.07%	2.66%	4.57%		Feb. 24, 2012
C Class	[1]		14.04%	3.75%	5.36%		Feb. 24, 2012
Y Class	[1]		16.19%	3.96%	5.51%		Feb. 24, 2012
Institutional Class	[1]		16.23%	4.17%	6.79%	[2]	Aug. 31, 2006
Russell 2000® Growth Index	[1]	(reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	5.26%		Dec. 01, 2005
Lipper Small-Cap Growth Funds Index	[1]	(reflects no deduction for fees, expenses or taxes)	14.95%	2.09%	4.27%		Dec. 01, 2005
S&P 500 Index	[1]	(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.07%		Dec. 01, 2005
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
[2]	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of August 31, 2006.